Prepaid charter revenue, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Finite-Lived Intangible Assets [Abstract]
Future Amortization Expense, Year One	$ 16,431
Future Amortization Expense, Year Two	9,418
Future Amortization Expense, Year Three	$ 2,737